NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS
Schedule of information about non-controlling interests

	2023	2024
Non-controlling interests in net assets of subsidiaries:
Telkomsel	11,016	10,949
Mitratel	9,101	8,435
Others (each below Rp100 billion)	542	874
Total	20,659	20,258

	2022	2023	2024
Non-controlling interests in profit (loss) of subsidiaries:
Telkomsel	6,476	7,096	6,454
Mitratel	504	568	595
Others	4	(23)	65
Total	6,984	7,641	7,114

Telkomsel
NON-CONTROLLING INTERESTS
Schedule of summarized statements of financial position of subsidiaries

	Telkomsel		Mitratel
	2023	2024	2023	2024
Current assets	20,505	19,374	3,420	3,446
Non-current assets	91,871	97,591	53,576	54,684
Current liabilities	(39,743)	(40,986)	(11,077)	(12,292)
Non-current liabilities	(42,251)	(45,194)	(11,900)	(12,466)
Total equity	30,382	30,785	34,019	33,372
Attributable to:
Owners of the parent company	19,366	19,836	24,918	24,937
Non-controlling interests	11,016	10,949	9,101	8,435

Schedule of summarized statements of profit or loss and other comprehensive income of subsidiaries

	Telkomsel			Mitratel
	2022	2023	2024	2022	2023	2024
Revenues	89,039	102,372	113,340	7,729	8,595	9,217
Operation expenses	(59,332)	(71,819)	(83,768)	(4,567)	(4,949)	(5,050)
Other expenses – net	(5,375)	(2,280)	(2,136)	(1,195)	(1,501)	(1,899)
Profit before income tax	24,332	28,273	27,436	1,967	2,145	2,268
Income tax expense – net	(5,805)	(6,418)	(5,369)	(175)	(128)	(156)
Profit for the year	18,527	21,855	22,067	1,792	2,017	2,112
Other comprehensive income (loss) – net	145	78	355	(1)	2	1
Total comprehensive income for the year	18,672	21,933	22,422	1,791	2,019	2,113

Attributable to non-controlling interests	6,476	7,096	6,454	504	568	595
Dividends paid to non-controlling interests	9,784	9,267	6,627	272	484	407

Schedule of summarized statements of cash flows of subsidiaries

	Telkomsel			Mitratel
	2022	2023	2024	2022	2023	2024
Operating	42,970	41,693	38,939	6,020	5,162	6,632
Investing	(8,652)	(14,302)	(14,932)	(10,893)	(6,504)	(3,490)
Financing	(30,783)	(28,601)	(25,631)	(7,921)	(4,118)	(3,436)
Net increase (decrease) in cash and cash equivalents	3,535	(1,210)	(1,624)	(12,794)	(5,460)	(294)